Prospectus Supplement
John Hancock Variable Insurance Trust
Supplement dated January 29, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
Strategic Income Opportunities Trust (the fund)
Effective January 26, 2026 (the Effective Date), Kelly Lim, CFA was added as an associate portfolio manager of the fund. David A. Bees, CFA, Christopher M. Chapman, CFA, Thomas C. Goggins, Brad Lutz, CFA, Kisoo Park, and Christopher Smith, CFA, CAIA continue to serve as portfolio managers of the fund, and together with Kelly Lim will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. As of the Effective Date, the following information is added under the heading “Portfolio management” in the “Fund summary” section for the fund:
Kelly Lim, CFA
Associate Portfolio Manager
Managed fund since 2026
As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM (US)”)” is amended to include Kelly Lim as an associate portfolio manager of the fund within the table of portfolio managers specific to the funds, as well as to include the below in the bulleted list of the portfolio managers below the table:
●
Kelly Lim, CFA. Associate Portfolio Manager; joined Manulife IM (US) in 2026; began business career in 2010.
Fundamental Large Cap Value Trust (the fund)
Effective January 29, 2026 (the Effective Date), Michael Bokoff, CFA is added as a portfolio manager of the fund. Nicholas P. Renart and Jonathan T. White, CFA will continue to serve as portfolio managers of the fund, and together with Michael Bokoff will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. As of the Effective Date, the following information is added under the heading “Portfolio management” in the “Fund summary” section for the fund:
Michael Bokoff, CFA
Portfolio Manager
Managed fund since 2026
As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM (US)”)” is amended to include Michael Bokoff as a portfolio manager of the fund within the table of portfolio managers specific to the funds, as well as to include the below in the bulleted list of the portfolio managers below the table:
●
Michael Bokoff, CFA. Portfolio Manager; joined Manulife IM (US) in 2015.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement
John Hancock Variable Insurance Trust
Supplement dated January 29, 2026 to the current Statement of Additional Information, as may be supplemented (the SAI)
Strategic Income Opportunities Trust (the fund)
Effective January 26, 2026 (the Effective Date), Kelly Lim, CFA, was added as an associate portfolio manager of the fund. David A. Bees, CFA, Christopher M.Chapman, CFA, Thomas C. Goggins, Brad Lutz, CFA, Kisoo Park, and Christopher Smith, CFA, CAIA continue as portfolio managers of the fund, and together with Kelly Lim are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information regarding Kelly Lim supplements the information presented in Appendix B – Portfolio Manager Information, which provides additional information about the portfolio managers of the subadvisor, Manulife Investment Management (US) LLC (“Manulife IM (US)”):
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Kelly Lim has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Kelly Lim’s investment in the fund and similarly managed accounts.
The following table provides information for Kelly Lim as of December 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Kelly Lim	0	$0	0	$0	0	$0
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Kelly Lim	0	$0	0	$0	0	$0
Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Kelly Lim as of December 31, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Kelly Lim’s ownership of fund shares is stated in the footnote(s) below the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Kelly Lim	none
1As of December 31, 2025, Kelly Lim, CFA beneficially owned none of the fund.
Fundamental Large Cap Value Trust (the fund)
Effective January 29, 2026 (the Effective Date), Michael Bokoff, CFA, was added as a portfolio manager of the fund. Nicholas P. Renart and Jonathan T. White, CFA continue as portfolio managers of the fund, and together with Michael Bokoff are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information regarding Michael Bokoff supplements the information presented in Appendix B – Portfolio Manager Information, which provides additional information about the portfolio managers of the subadvisor, Manulife Investment Management (US) LLC (“Manulife IM (US)”):
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Michael Bokoff, CFA has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Michael Bokoff’s investment in the fund and similarly managed accounts.
The following table provides information for Michael Bokoff as of December 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Michael Bokoff	0	$0	0	$0	0	$0
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Michael Bokoff	0	$0	0	$0	0	$0
Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the Michael Bokoff, CFA as of December 31, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Michael Bokoff’s ownership of fund shares is stated in the footnote(s) below the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Michael Bokoff	none
1As of December 31, 2025, Michael Bokoff, CFA beneficially owned none of the fund.
You should read this supplement in conjunction with the SAI and retain it for your future reference.